Taxes (Details) - Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates		6 Months Ended	12 Months Ended
		Sep. 30, 2024	Mar. 31, 2024
Schedule of Reconciles the Japan Statutory Rate to the Company Effective Tax Rates [Abstract]
Japanese statutory income tax rate		21.10%	30.60%
Non-deductible expenses		10.60%	3.10%
Non-taxable income			(10.70%)
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan		0.60%	(19.40%)
Effect of change in Japanese statutory income tax rate		(87.30%)
Change in valuation allowance		(4.80%)	(24.50%)
Effects of consumption tax examination	[1]	(10.70%)	(2.90%)
Others			1.50%
Effective tax rate		(70.50%)	(22.30%)

[1]	This pertains to the tax effect resulted from the additional consumption tax of approximately $0.6 million charged during the six months ended September 30, 2023, as well as inhabitant tax refund of approximately $0.08 million and $0.2 million during the six months ended September 30, 2024 and 2023, respectively, based on final assessment due to the consumption tax examination (See note (c) - tax payable).